Stock-Based Compensation - Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Options [Roll Forward]
Balance as of December 31, 2024 (in shares)	598,540	140,109
Granted (in shares)	10,800,137	506,127
Cancelled/forfeited/expired (in shares)	(125,814)	(47,696)
Balance as of September 30, 2025 (in shares)	11,272,863	598,540	140,109
Vested and expected to vest at September 30, 2025 (in shares)	10,073,271	547,893
Exercisable at September 30, 2025 (in shares)	692,781	144,739
Weighted Average Exercise Price [Roll Forward]
Balance as of December 31, 2024 (in dollars per share)	$ 7.08	$ 7.08	$ 37.48
Granted (in dollars per share)	0.61	1.58
Cancelled/forfeited (in dollars per share)	4.5	38.02
Balance as of September 30, 2025 (in dollars per share)	0.91	7.08	$ 7.08
Vested and expected to vest at September 30, 2025 (in dollars per share)	0.94	7.52
Exercisable at September 30, 2025 (in dollars per share)	$ 5.15	$ 22.96
Weighted Average Remaining Contractual Life (years) [Roll Forward]
Balance as of September 30, 2025	9 years 9 months 3 days	9 years	8 years 25 days
Vested and expected to vest at September 30, 2025	9 years 9 months	9 years
Exercisable at September 30, 2025	8 years 11 months 26 days	7 years 7 months 6 days
Aggregated Intrinsic Value [Roll Forward]
Balance as of December 31, 2024	$ 0
Cancelled/forfeited/expired	0
Balance as of September 30, 2025	1,103	$ 0
Vested and expected to vest as of September 30, 2025	980
Exercisable at September 30, 2025	$ 33